UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549


                            FORM 13F

                      FORM 13F COVER PAGE

Report for the Calendar Year of Quarter Ended:  June 30, 1999

Check here if Amendment [  ]; Amendment Number:
This Amendment  (Check only one.):  [   ] is a restatement.
                                    [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Philadelphia Investment Management Company
Address:   1845 Walnut Street
           Suite 875
           Philadelphia, PA  19103

13F File Number:  801-26332

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:      William M. Shettle
Title:     President
Phone:     215-569-0079
Signature, Place, and Date of Signing:

    William M. Shettle     Philadelphia, Pennsylvania   July 26, 1999


Report Type  (Check only one.):

[  X]        13F HOLDINGS REPORT.
[   ]        13F NOTICE.
[   ]        13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                       FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   53

Form 13F Information Table Value Total:   $116,071



List of Other Included Managers:

 No.    13F File Number    Name

                                                                 FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
American Home Products         COM              026609107     6964   121385 SH       SOLE                   121385
American Intl. Group           COM              026874107      525     4481 SH       SOLE                     4481
Astoria Financial Corp         COM              046265104     1717    39088 SH       SOLE                    39088
BCE Inc.                       COM              05534B109     3632    73660 SH       SOLE                    73660
Bank One Corp.                 COM              06423A103     2482    41668 SH       SOLE                    41668
BankAmerica Corp. (new)        COM              06605F102      232     3168 SH       SOLE                     3168
BankBoston Corp.               COM              06605R106     3050    59662 SH       SOLE                    59662
Bristol-Myers-Squibb           COM              110122108      530     7518 SH       SOLE                     7518
Citigroup, Inc.                COM              172967101     2742    57724 SH       SOLE                    57724
Colgate-Palmolive Co           COM              194162103      320     3250 SH       SOLE                     3250
Columbia Energy                COM              197648108     2918    46555 SH       SOLE                    46555
Computer Sciences Corp.        COM              205363104     3743    54096 SH       SOLE                    54096
Conoco Inc. 'A'                COM              208251306     1933    69360 SH       SOLE                    69360
Corning Inc.                   COM              219350105     2754    39266 SH       SOLE                    39266
DST Systems                    COM              233326107     2481    39454 SH       SOLE                    39454
Delta Air Lines                COM              247361108     2033    35276 SH       SOLE                    35276
DuPont (E.I.)                  COM              263534109     3021    44224 SH       SOLE                    44224
El Paso Energy                 COM              283905107     2550    72470 SH       SOLE                    72470
Eli Lilly                      COM              532457108     1915    26741 SH       SOLE                    26741
Exxon Corp.                    COM              302290101      293     3800 SH       SOLE                     3800
Fannie Mae                     COM              313586109     2846    41695 SH       SOLE                    41695
First Union Corp.              COM              337358105     2207    46842 SH       SOLE                    46842
Four Media Company             COM              350872107      183    28184 SH       SOLE                    28184
Frontier Corp.                 COM              35906P105     4230    72160 SH       SOLE                    72160
General Electric               COM              369604103      517     4579 SH       SOLE                     4579
Halliburton Company            COM              406216101     1974    43616 SH       SOLE                    43616
Honeywell                      COM              438506107     3066    26463 SH       SOLE                    26463
Int'l Business Mach Corp       COM              459200101      323     2500 SH       SOLE                     2500
Johnson & Johnson              COM              478160104     2709    27645 SH       SOLE                    27645
MCI WorldCom                   COM              55268B106     2510    29166 SH       SOLE                    29166
Mellon Bank                    COM              585509102     2896    79604 SH       SOLE                    79604
Mitchell Energy/Dev. 'B'       COM              606592301      282    15360 SH       SOLE                    15360
NCR Corp.                      COM              62886E108     3239    66355 SH       SOLE                    66355
New York Times                 COM              650111107     2483    67460 SH       SOLE                    67460
Oracle Corp.                   COM              68389X105     2445    65860 SH       SOLE                    65860
Outback Steakhouse             COM              689899102     3129    79597 SH       SOLE                    79597
Paine Webber Group             COM              695629105     2163    46276 SH       SOLE                    46276
PepsiCo Inc.                   COM              713448108     2539    65623 SH       SOLE                    65623
Pfizer Inc.                    COM              717081103      425     3900 SH       SOLE                     3900
Proctor & Gamble               COM              742718109      528     5916 SH       SOLE                     5916
Republic Security Financial Co COM              760758102       79     9443 SH       SOLE                     9443
Royal Dutch Pete Co NY Registr COM              780257705      265     4400 SH       SOLE                     4400
SBC Communications             COM              78387G103     3597    62019 SH       SOLE                    62019
Scientific-Atlanta             COM              808655104     2990    83044 SH       SOLE                    83044
Sears, Roebuck & Co.           COM              812387108     1289    28924 SH       SOLE                    28924
Sovereign Bancorp Inc.         COM              845905108     1360   112158 SH       SOLE                   112158
Sterling Commerce              COM              859205106     2684    73022 SH       SOLE                    73022
Telefonica SA Sponsored ADR    COM              879382208     2835    19268 SH       SOLE                    19268
Time Warner Inc.               COM              887315109     3399    46808 SH       SOLE                    46808
Unilever N.V.                  COM              904784709     2343    33598 SH       SOLE                    33598
United Technologies            COM              913017109     3482    48355 SH       SOLE                    48355
Warner-Lambert Co.             COM              934488107     2506    36260 SH       SOLE                    36260
Xerox Corp.                    COM              984121103     2709    45866 SH       SOLE                    45866